Equity - Proposal for distribution of profits (Details) - SEK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity
Proposed dividend, percentage of period profit	40.00%
Dividend policy, minimum percentage of profit	20.00%
Dividend policy, maximum percentage of profit	40.00%
At the disposal of the Annual General Meeting	kr 20,338
Proposed dividends	673	kr 248
Remaining disposable funds to be carried forward	kr 19,665
Proposed dividends per share	kr 168.67